CONSOLIDATING FINANCIAL STATEMENTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
7-3/8% Senior Subordinated Notes due January 15, 2014 [Member]
Debt Instrument
Interest rate of debt securities (as a percent)	7.375%
Principal repayments of long-term debt	$ 297.6
4% Convertible Senior Subordinated Notes due June 1, 2015
Debt Instrument
Interest rate of debt securities (as a percent)	4.00%
8% Senior Subordinated Notes due November 15, 2017 [Member]
Debt Instrument
Interest rate of debt securities (as a percent)	8.00%
10-7/8% Senior Notes due June 1, 2016 [Member]
Debt Instrument
Interest rate of debt securities (as a percent)	10.875%